Provisions and other non-current liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions and other non-current liabilities
Other non-current liabilities	$ 2,066	$ 2,404	$ 706
Total	20,613	21,432	15,986	$ 16,846
Litigations and accrued penalty claims
Provisions and other non-current liabilities
Provisions	386	736	706
Litigations and accrued penalty claims | Exploration & Production
Provisions and other non-current liabilities
Provisions	286	510	458
Provisions for environmental contingencies
Provisions and other non-current liabilities
Provisions	742	862	964
Asset retirement obligations
Provisions and other non-current liabilities
Provisions	14,492	14,286	12,240	$ 12,665
Other non-current provisions
Provisions and other non-current liabilities
Provisions	2,927	3,144	1,370
Restructuring activities
Provisions and other non-current liabilities
Provisions	135	134	160
Financial risks related to non-consolidated and equity consolidated affiliates
Provisions and other non-current liabilities
Provisions	130	100	59
Contingency reserve on solar panels warranties (Sunpower)
Provisions and other non-current liabilities
Provisions	$ 140	$ 173	$ 177